PRIVATE PLACEMENT FINANCING - Additional Information (Detail) - USD ($)						1 Months Ended				3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 02, 2015	Jun. 30, 2015	Mar. 13, 2015	Dec. 02, 2014	Dec. 01, 2014	Jul. 31, 2015	Jun. 22, 2015	Jan. 30, 2014	Apr. 19, 2013	Jun. 30, 2015	Jun. 30, 2014	Jun. 30, 2015	Jun. 30, 2014	Sep. 30, 2014	Sep. 30, 2013	Feb. 04, 2014	Jan. 31, 2013
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues	454,387											454,387
Proceeds from issuance of common stock	$ 100,000											$ 100,000
Class of Warrant or Right, Exercise Price of Warrants or Rights									$ 0.75
Common Stock		$ 92,702								$ 92,702		$ 92,702		$ 72,051	$ 60,145
Common Stock, Shares Issued		92,702,854								92,702,854		92,702,854		72,076,487	60,145,237
Common Stock, Par or Stated Value Per Share		$ 0.001								$ 0.001		$ 0.001		$ 0.001	$ 0.001
Derivative, Fair Value, Net, Total							$ 927,373							$ 10,391,693
Exercises of Warrants									$ 2,000,000			$ 451,000		2,850,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds										$ 0	$ 0	0	$ (7,541,693)
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)										(925,384)	1,584,818	$ 2,924,064	2,069,693	4,121,693	$ 0
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value														6,270,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												0
Gain On Warrant Derivative Modification			$ 624,016							927,373		$ 896,763
Gain On Exercise Of Warrants										$ 75,321	0	299,321	0
Gains (Losses) on Extinguishment of Debt				$ 224,000
Stock Issued During Period Inducement Shares						$ 570,000						$ 435,000
Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	6.00%
Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage																	10.00%
2014 Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues		14,390,754						11,400,000
Share price		$ 0.22						$ 0.25		$ 0.22		$ 0.22
Common Stock Issuance Upon Exercise Of Warrants								34,200,000
Proceeds from issuance of common stock		$ 3,100,000						$ 2,850,000						$ 800,000
Common Stock		$ 13,936								$ 13,936		$ 13,936				$ 11,400
Common Stock, Shares Issued														11,400,000		11,400,000
Common Stock, Par or Stated Value Per Share		$ 0.001								$ 0.001		$ 0.001		$ 0.001		$ 0.001
Derivative, Fair Value, Net, Total		$ 2,458,204								$ 2,458,204		$ 2,458,204				$ 10,391,693
Exercises of Warrants										2,850,000		3,066,000
Fair Value Of Derivative Liabilities In Excess Of Proceeds										7,541,693		593,860	607,796	$ 7,541,693
Fair Value, Measurement with Unobservable Inputs Reconciliation, Recurring Basis, Liability, Period Increase (Decrease)											$ 1,584,818		$ 2,069,693
Fair Value, Measurement with Unobservable Inputs Reconciliations, Recurring Basis, Liability Value		$ 3,886,613								$ 3,886,613		$ 3,886,613		$ 6,270,000
Series A Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.30								$ 0.30		$ 0.30		$ 0.30
Reduction In Exercise Price Of Warrants			$ 0.20
Additional Warrants Issued			5,700,000
Series A Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Outstanding			11,400,000
Series A Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Outstanding			17,100,000
Series B Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Proceeds from issuance of common stock				$ 800,000
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.35								$ 0.35		$ 0.35		$ 0.35
Exercise Term Of Warrants												12 months
Common Stock, Shares Issued				4,000,000
Derivative, Fair Value, Net, Total		$ 2,255,000								$ 2,255,000		$ 2,255,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Exercises in Period												4,000,000
Class of Warrant or Right, Outstanding		2,255,000								2,255,000		2,255,000
Gain On Warrant Derivative Modification					$ 1,300,170
Series B Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.20
Series B Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.35
Series B Warrants | After Issuance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercise Term Of Warrants														12 years
Series C Warrants
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.40								$ 0.40		$ 0.40		$ 0.40
Percentage Of Exercisability Of Warrants												4.90%		4.90%
Exercise Term Of Warrants												18 months
Class of Warrant or Right, Outstanding		6,255,000								6,255,000		6,255,000
Series C Warrants | Minimum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					0.20
Series C Warrants | Maximum [Member]
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Class of Warrant or Right, Exercise Price of Warrants or Rights					$ 0.40
Series C Warrants | After Issuance
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Exercise Term Of Warrants														18 years
2014 Warrant
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Debt Instrument, Interest Rate, Stated Percentage			8.00%
Debt Instrument, Face Amount			$ 750,000
2014 Warrant | 2014 Private Placement
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock issued during period, shares, new issues							570,000
Subsequent Event
Business Acquisition, Equity Interests Issued or Issuable [Line Items]
Stock Issued During Period, Shares, Other						125,000
Description For Total Inducement Shares						total of 560,000